Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

Note 13: Earnings Per Share

The following table presents the calculation of basic and diluted earnings per share (“EPS”):

	Six Months Ended June 30,
	2014	2013
	(in millions, except per share amounts)
Basic EPS:
Numerator:
Net income attributable to Hilton stockholders	$332	$189
Denominator:
Weighted average shares outstanding	985	921

Basic EPS	$0.34	$0.20

Diluted EPS:
Numerator:
Net income attributable to Hilton stockholders	$332	$189
Denominator:
Weighted average shares outstanding	985	921

Diluted EPS	$0.34	$0.20

Approximately 1 million options were excluded from the computation of diluted EPS for the six months ended June 30, 2014 because their effect would have been anti-dilutive under the treasury stock method.

Note 22 : Earnings Per Share

For periods prior to the IPO, we used the number of shares from our 9,205,128-for-1 stock split to compute earnings per share (“EPS”). The following table presents the calculation of basic and diluted EPS for the periods presented:

	December 31,
	2013	2012	2011
	(in millions, except per share amounts)
Basic EPS:
Numerator:
Net income attributable to Hilton stockholders	$415	$352	$253
Denominator:
Weighted average shares outstanding	923	921	921

Basic EPS	$0.45	$0.38	$0.27

Diluted EPS:
Numerator:
Net income attributable to Hilton stockholders	$415	$352	$253
Denominator:
Weighted average shares outstanding(1)	923	921	921

Diluted EPS	$0.45	$0.38	$0.27

(1)	Includes the 19,500 RSUs granted on December 11, 2013 under the 2013 Director Grant.